Other Receivables (Details)	Jun. 30, 2025 USD ($)	Jan. 01, 2025	Dec. 31, 2023	Jul. 03, 2023 SGD ($)	Jul. 03, 2023 USD ($)
Ohmyhome Property, Inc. [Member]
Other Receivables [Line Items]
Outstanding amounts	$ 996,504
Interest rate	5.00%
Debt purchased				$ 2,686,340	$ 1,986,288
Maximum [Member] | Ohmyhome Property, Inc. [Member]
Other Receivables [Line Items]
Repayment term	1 year
Minimum [Member] | Ohmyhome Property, Inc. [Member]
Other Receivables [Line Items]
Repayment term	14 days
Ohmyhome Property, Inc. [Member]
Other Receivables [Line Items]
Owned subsidiary		100.00%	100.00%